EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 9,639	$ 6,834
Non-Current Assets	141,385	112,813
Current Liabilities	10,306	10,686
Non-Current Liabilities	63,670	45,662
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	800	1,024
Non-Current Assets	60	8
Current Liabilities	90	81
Non-Current Liabilities	100	113
GGP Inc. (“GGP”) | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,029	1,547
Non-Current Assets	37,841	38,460
Current Liabilities	947	2,540
Non-Current Liabilities	13,062	12,656
Other Investments | Renewable power investments
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	153	45
Non-Current Assets	2,536	934
Current Liabilities	115	42
Non-Current Liabilities	1,080	532
Other Investments | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	695	360
Non-Current Assets	5,240	4,378
Current Liabilities	865	515
Non-Current Liabilities	2,301	1,827
Brazilian toll road | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	304	263
Non-Current Assets	5,769	4,977
Current Liabilities	602	823
Non-Current Liabilities	2,102	1,665
South American transmission operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	280	221
Non-Current Assets	7,122	5,519
Current Liabilities	181	142
Non-Current Liabilities	3,874	3,234
Brazilian rail and port operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	743	460
Non-Current Assets	6,131	5,265
Current Liabilities	515	674
Non-Current Liabilities	2,405	1,645
European communications business | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	464	328
Non-Current Assets	6,281	5,437
Current Liabilities	561	443
Non-Current Liabilities	2,968	2,528
Australian ports operation | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	198	171
Non-Current Assets	2,281	2,166
Current Liabilities	24	66
Non-Current Liabilities	1,332	1,229
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	709
Non-Current Assets	2,374
Current Liabilities	356
Non-Current Liabilities	728
Canary Wharf Group plc (“Canary Wharf”) | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	844	776
Non-Current Assets	13,092	11,641
Current Liabilities	703	461
Non-Current Liabilities	6,759	6,224
Manhattan West, New York | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	74	244
Non-Current Assets	4,248	3,374
Current Liabilities	816	733
Non-Current Liabilities	941	718
Other real estate joint ventures and investments | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,206	657
Non-Current Assets	25,547	20,986
Current Liabilities	1,268	2,119
Non-Current Liabilities	10,110	6,908
Other private equity investments | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	2,001	616
Non-Current Assets	18,122	3,901
Current Liabilities	3,124	694
Non-Current Liabilities	13,192	3,458
North American natural gas transmission operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	139	122
Non-Current Assets	4,741	5,767
Current Liabilities	139	1,353
Non-Current Liabilities	$ 2,716	$ 2,925